Notes and Other Debts Payable, net (Tables) - Landsea Homes [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of notes payable

Amounts outstanding under notes and other debts payable, net consist of the following:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Construction loans	$80,207	$92,640
Revolving credit facilities	143,362	8,680
EB-5 notes payable	86,713	95,010
Loan payable	4,265	—
Notes Payable	314,547	196,330
Deferred loan costs	(5,388)	(6,366)
Notes and other debts payable, net	$309,159	$189,964

Amounts outstanding under Notes and other debts payable, net consist of the following:

	December 31,
	2019	2018
	(dollars in thousands)
Construction loans	$92,640	$65,157
Revolving credit facility	8,680	50,793
EB-5 notes payable	95,010	83,796
Notes and other debts payable	196,330	199,746
Deferred loan costs	(6,366)	(8,592)
Notes and other debts payable, net	$189,964	$191,154

Schedule of maturities of debt

The aggregate maturities of the principal balances of the notes and other debts payable during the five years subsequent to September 30, 2020 are as follows (dollars in thousands):

2020	$2,085
2021	19,500
2022	203,327
2023	89,635
2024	—
Thereafter	—
$314,547

The aggregate maturities of the principal balances of the notes and other debts payable during the five years subsequent to December 31, 2019 are as follows (dollars in thousands):

2020	$15,850
2021	41,696
2022	136,284
2023	2,500
2024	—
Thereafter	—
$196,330